Construction Backlog (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Construction Backlog [Abstract]
Summary of backlog of signed engineering and project management contracts

	March 31, 2017	December 31, 2016
Balance – beginning of period	$541,291	$105,851
New contracts and change orders during the period	306,097	807,786
	847,388	913,637
Less: contract revenue earned during the period	(84,635)	(372,346)
	762,753	541,291
Contracts signed but not started	-	-
Balance – end of period	$762,753	$541,291

	Successor 2016	Predecessor 2015
Balance - January 1	$105,851	$6,200
New contracts and change orders during the period	807,786	172,805
	913,637	179,005
Less: contract revenue earned during the period	(372,346)	(73,154)
	541,291	105,851
Contracts signed but not started	-	-
Balance - December 31	$541,291	$105,851